Investments - Additional Information (Details) - CAD ($) $ in Millions								12 Months Ended
	Jan. 02, 2023	Dec. 31, 2022	Nov. 01, 2022	Aug. 26, 2022	Aug. 22, 2022	Mar. 30, 2022	Feb. 09, 2022	Dec. 31, 2022
ZENABIS
Disclosure Of Transactions Between Related Parties [Line Items]
Adjusted fair value of senior loan			$ 33.7
SUPERETTE | Promissory Notes
Disclosure Of Transactions Between Related Parties [Line Items]
Cash outflow for investment In debt instrument							$ 5.0
Maturity date of investments							Feb. 09, 2025
Rate of interest on investments							15.00%
SUPERETTE | Promissory Notes | Significant Advances and Adjustments
Disclosure Of Transactions Between Related Parties [Line Items]
Adjusted fair value of debt instrument								$ (3.7)
SUPERETTE | Amended and Restated Promissory Note
Disclosure Of Transactions Between Related Parties [Line Items]
Cash outflow for investment In debt instrument		$ 1.8		$ 8.1
SUPERETTE | Amended and Restated Promissory Note | Significant Advances and Adjustments
Disclosure Of Transactions Between Related Parties [Line Items]
Cash outflow for investment In debt instrument	$ 0.3
Term Loan | VALENS
Disclosure Of Transactions Between Related Parties [Line Items]
Cash Out Flow For Non Revolving Loan Issuance					$ 60.0
Maturity date of investments					Dec. 15, 2023
Rate of interest on investments					10.00%
Convertible Debenture | DELTA 9
Disclosure Of Transactions Between Related Parties [Line Items]
Debt instruments held						$ 10.0
Maturity date of investments						Mar. 30, 2025
Rate of interest on investments						10.00%